EQUITY - Board of directors approved (Details) $ / shares in Units, $ in Millions								12 Months Ended
	Mar. 18, 2021 USD ($) item $ / shares shares	Mar. 02, 2021 USD ($) $ / shares shares	Feb. 10, 2021 $ / shares shares	Jul. 06, 2020 $ / shares shares	Jul. 06, 2019 $ / shares shares	May 13, 2019 $ / shares shares	Dec. 04, 2018 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2020 $ / shares shares	Jul. 05, 2019 $ / shares shares	Dec. 31, 2018 shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued during period				20,397,960	20,397,960	2	100
Authorized ordinary shares					100,000,000		5,000,000	100,000,000	100,000,000	100,000,000	5,000,000
Par value per share | $ / shares				$ 0.0005	$ 0.0005	$ 0.01	$ 0.01	$ 0.0005	$ 0.0005	$ 0.0005	$ 0.01
Stock split					20
Already issued shares				20,400,000	2,040			29,260,784	20,400,000	20,400,000	102
Ordinary shares, shares issued				20,400,000	2,040			29,260,784	20,400,000	20,400,000	102
Ordinary shares, shares outstanding				20,400,000				29,260,784	20,400,000	20,400,000
Securities Purchase Agreement
Subsidiary, Sale of Stock [Line Items]
Amount of investment | $	$ 10.0
Securities Purchase Agreement | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of Investors | item	2
Securities Act of 1933, as Amended
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 5.61
Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued during period									400,000
Already issued shares								29,260,784	29,260,784	20,400,000		20,000,000
Ordinary shares, shares issued								29,260,784	29,260,784	20,400,000		20,000,000
Ordinary Shares | Securities Act of 1933, as Amended
Subsidiary, Sale of Stock [Line Items]
Number of ordinary share in each unit	1,960,784
Par value per share | $ / shares	$ 0.0005
Number of shares in a unit	1
Number of warrants in a unit	0.5
Initial public offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued during period		900,000	6,000,000
Share Price | $ / shares		$ 5.00	$ 5.00
Initial public offering | Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued during period								6,000,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Gross proceeds | $		$ 34.5
Over-allotment option | Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued during period								900,000